Jocelyn M. Arel 617.570.1067 jarel @goodwinprocter.com	Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

November 9, 2012

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4561

Attention: Pamela A. Long

Re:	BioAmber Inc.

Amendment No. 7 to the Registration Statement on Form S-1

Filed November 9, 2012

File No. 333-177917

CIK No. 0001534287

Ladies and Gentlemen:

This letter is being furnished on behalf of BioAmber Inc. (the “Company”) in response to comments contained in the letter dated August 15, 2012 (the “Letter”) from Pamela A. Long of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Jean-François Huc, President and Chief Executive Officer of the Company, with respect to Amendment No. 6 to the Company’s Registration Statement on Form S-1 (File No. 333-177917) that was confidentially submitted with the Commission on August 3, 2012 (the “Registration Statement”). The Company is concurrently confidentially submitting Amendment No. 7 to the Company’s Registration Statement (“Amendment No. 7”), including the prospectus contained therein, which includes changes that reflect responses to the Staff’s comments.

The responses set forth below have been organized in the same manner in which the Commission’s comments were organized, and, unless otherwise indicated, all page references in the Company’s response are to Amendment No. 7 as marked. The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. Copies of this letter are being sent under separate cover to Erin K. Jaskot and Craig E. Slivka of the Commission.

For reference purposes, the text of the Letter has been reproduced herein with responses below each numbered comment. The Company has acknowledged to us that it is responsible for the accuracy and adequacy of the disclosures made in Amendment No. 7 and it has authorized this firm to respond to the Letter as follows:

United States Securities and Exchange Commission

Division of Corporation Finance

Attention: Pamela A. Long

November 9, 2012

General

Comment No. 1 If you intend to respond to these comments with an amended draft registration statement, please submit it and any associated correspondence in text searchable PDF files using the secure e-mail system we describe on our website at http://www.sec.gov/divisions/corpfin/cfannouncements/cfsecureemailinstructions.pdf.

RESPONSE: The Company respectfully advises the Staff that the Company is submitting Amendment No. 7 and this response letter in text searchable PDF files, and will do so for future amendments and associated correspondence.

Comment No. 2 Please use your Central Index Key, or CIK number, in your correspondence to us about your submission. If you did not have one when you submitted your confidential draft registration statement, we assigned one to you. You will need your CIK number to make your initial filing on EDGAR and you must take a number of steps to prepare for that filing. Following the procedures set forth in Section 3.3.1.1 of the EDGAR Filer Manual – Volume I at http://www.sec.gov/info/edgar/edgarfm-vol1-v12.pdf, you must:

•	Submit a request to us to convert your EDGAR status to an electronic filer if we generated the CIK number for you.

•

Request access codes and passwords to file your registration statement on the EDGAR system. If you already had a CIK number when you submitted your confidential draft, we used that number and you should confirm that you have your access codes available for filing.

•

If you need new or replacement EDGAR access codes and passwords, we suggest that you complete the process to obtain them well in advance of your targeted filing date. Please call the Division’s Filer Support team at 202-551-8900 (choose option number four) if you have questions about this process. If you do call, please make sure to tell us that we have already assigned a CIK number to your company and have that number available.

•	Make any necessary changes to your contact information and business and mailing addresses in EDGAR prior to making your initial filing so we can contact you about your filing.

RESPONSE: The Company acknowledges the required filing process and respectfully advises the Staff that it will conform to the instructions set forth in the Staff’s comment above.

United States Securities and Exchange Commission

Division of Corporation Finance

Attention: Pamela A. Long

November 9, 2012

Comment No. 3 When you publicly file your confidential draft registration statement and amendments on EDGAR in accordance with Section 106(a) of the JOBS Act, please:

•

Attach each submission, including exhibits, to your initial registration statement as a separate Exhibit 99 document and clearly identify each confidential submission attached as an Exhibit 99 document (e.g., “Confidential Draft # 1”). Do not attach submissions marked to show changes from earlier submissions.

•	Submit each item of correspondence you sent to us in connection with your confidential draft submissions, including your responses to our comments, as a separate “CORRESP” submission on EDGAR.

•

As you prepare correspondence to us in connection with your confidential draft registration statement, please keep in mind that we will expect you to submit that same correspondence on EDGAR so that we may publicly post filing review correspondence in accordance with our December 1, 2011 policy (SEC Staff to Release Filing Review Correspondence Earlier). If you intend to use Rule 83 (17 CFR 200.83) to request confidential treatment of information in the correspondence you submit on EDGAR, please properly mark that information in each of your confidential submissions to us so we do not repeat or refer to that information in our comment letters to you.

RESPONSE: The Company respectfully advises the Staff that it will comply with the public filing requirements referenced in the Staff’s comment above.

Risk Factors, page 12

Risks Related to this Offering and Our Common Stock, page 34

Comment No. 4 We note your response to comment one of our letter dated May 16, 2012. You disclose on page 38 that your financial statements may not be comparable to companies that comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging companies. Please revise your disclosures to state that your financial statements may not be comparable to companies that comply with public company effective dates rather than referring to non-emerging companies. Please correspondingly revise your disclosures on page 70. On page 70, please also revise your disclosures to state that the election allows you to delay the adoption of new or revised accounting standards on the relevant dates on which adoption of such statements is required for private companies rather than referring to non-emerging growth companies.

RESPONSE: The Company respectfully advises the Staff that it has revised the Registration

United States Securities and Exchange Commission

Division of Corporation Finance

Attention: Pamela A. Long

November 9, 2012

Statement on pages 38 and 70 to state that the Company’s financial statements may not be comparable to companies that comply with public company effective dates. In addition, the Company has revised the Registration Statement on page 70 to state that the election allows the Company to delay the adoption of new or revised accounting standards until they are applicable to private companies.

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United States Securities and Exchange Commission

Division of Corporation Finance

Attention: Pamela A. Long

November 9, 2012

If you require additional information, please telephone either Michael J. Minahan at (617) 570-1021 or the undersigned at (617) 570-1067.

Sincerely,

/s/ Jocelyn M. Arel
Jocelyn M. Arel, Esq.

cc:	Jean-François Huc, BioAmber Inc.

Andrew Ashworth, BioAmber Inc.

Michael J. Minahan, Esq., Goodwin Procter LLP

Angelo Bracaglia, Deloitte & Touche LLP